August 25, 2003

FBR FAMILY OF FUNDS
FBR Financial Services Fund
FBR Small Cap Financial Fund
FBR Small Cap Value Fund
FBR Technology Fund

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund and FBR Technology Fund (collectively, the "Funds"), each a separate investment series of FBR Family of Funds, pursuant to an agreement between FBR National Bank & Trust, the Funds' Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Funds' Prospectus dated February 28, 2003:

1.   All local and toll-free phone numbers in the Prospectus for contacting the Funds or their Transfer Agent are hereby replaced with:  888.888.0025.

2.   The first full sentence in the sixth paragraph under the heading, "Investing In The Funds-Buying Shares Through the Transfer Agent," on page 15 of the Prospectus is hereby replaced with:

To purchase shares through Integrated Fund Services, Inc. ("Integrated" or "Transfer Agent"), you should complete the application (the "Application") accompanying this Prospectus and forward it with payment by check or Federal Reserve Draft payable to the order of "FBR Family of Funds" c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45273-9704.

3.   The first full sentence in the first paragraph under the heading, "How to Redeem Shares-Redeeming Through the Transfer Agent-Redemption in Writing," on page 17 of the Prospectus is hereby replaced with:

If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: FBR Family of Funds, c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45273-9704.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR FAMILY OF FUNDS
FBR Health Care Fund

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to FBR Health Care Fund (the "Fund"), a separate investment series of FBR Family of Funds, pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Funds' Prospectus dated February 28, 2003:

1.   All local and toll-free phone numbers in the Prospectus for contacting the Funds or their Transfer Agent are hereby replaced with:  888.888.0025.

2.   The first full sentence in the sixth paragraph under the heading, "Investing In The Funds-Buying Shares Through the Transfer Agent," on page 7 of the Prospectus is hereby replaced with:

To purchase shares through Integrated Fund Services, Inc. ("Integrated" or "Transfer Agent"), you should complete the application (the "Application") accompanying this Prospectus and forward it with payment by check or Federal Reserve Draft payable to the order of "FBR Family of Funds" c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45273-9704.

3.   The first full sentence in the first paragraph under the heading, "How to Redeem Shares-Redeeming Through the Transfer Agent-Redemption in Writing," on page 8 of the Prospectus is hereby replaced with:

If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: FBR Family of Funds, c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45273-9704.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR FAMILY OF FUNDS
FBR/IPAA Energy Index Fund

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to the FBR/IPAA Energy Index Fund (the "Fund"), a separate investment series of FBR Family of Funds, pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Funds' Prospectus dated February 28, 2003:

1.   All local and toll-free phone numbers in the Prospectus for contacting the Funds or their Transfer Agent are hereby replaced with:  888.888.0025.

2.   The first full sentence in the sixth paragraph under the heading, "Investing In The Funds-Buying Shares Through the Transfer Agent," on page 7 of the Prospectus is hereby replaced with:

To purchase shares through Integrated Fund Services, Inc. ("Integrated" or "Transfer Agent"), you should complete the application (the "Application") accompanying this Prospectus and forward it with payment by check or Federal Reserve Draft payable to the order of "FBR Family of Funds" c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45273-9704.

3.   The first full sentence in the first paragraph under the heading, "How to Redeem Shares-Redeeming Through the Transfer Agent-Redemption in Writing," on page 8 of the Prospectus is hereby replaced with:

If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: FBR Family of Funds, c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45273-9704.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR FAMILY OF FUNDS
FBR Financial Services Fund
FBR Small Cap Financial Fund
FBR Technology Fund
FBR Health Care Fund

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund, FBR Technology Fund and FBR Health Care Fund (collectively, the "Funds"), each a separate investment series of FBR Family of Funds, pursuant to an agreement between FBR National Bank & Trust, the Funds' Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Funds' Statement of Additional Information dated February 28, 2003:

1.   The first full sentence under the heading, "Additional Purchase and Redemption Information," on page 19 of the Statement of Additional Information is hereby replaced with:

Shares may be purchased or redeemed through FBR Investment Services, Inc., ("FBR Services" or "Distributor") account executives, other authorized dealers or directly through the Trust's transfer agent Integrated Fund Services ("Integrated"), P.O. Box 5354, Cincinnati, Ohio  45273-9704.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR FAMILY OF FUNDS
FBR/IPAA Energy Index Fund

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to FBR/IPAA Energy Index Fund (the "Fund"), a separate investment series of FBR Family of Funds, pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Fund's Statement of Additional Information dated February 28, 2003:

1.   The first full sentence under the heading, "Additional Purchase and Redemption Information," on page 9 of the Statement of Additional Information is hereby replaced with:

Shares may be purchased or redeemed through FBR Investment Services, Inc., ("FBR Services" or "Distributor") account executives, other authorized dealers or directly through the Trust's transfer agent Integrated Fund Services ("Integrated"), P.O. Box 5354, Cincinnati, Ohio  45273-9704.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.